Financial Instruments (Details) - Currency risk - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Net exposure	$ (25)	$ 32
Financial liabilities denominated in foreign currencies
Disclosure of detailed information about financial instruments [line items]
Net exposure	(80)	(57)
Financial assets denominated in foreign currencies
Disclosure of detailed information about financial instruments [line items]
Net exposure	$ 55	$ 89